Investment - Schedule of Investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Balance	$ 625,505	$ 0
Balance	1,469,063	625,505
Fair value of 40% equity of Guangzhou Sanyi Network		569,956
Acquisition (investment cost)	1,470,000
Net realized gain (loss) on investments	(46,054)	55,549
Net change in unrealized appreciation (depreciation) on investments	0	0
Interest and dividend income paid	0	0
Effect of foreign currency translation adjustments	194
Consideration received for the sale of shares	(747,189)
Gain on disposal of joint ventures	166,607
Observable price changes under measurement alternative	0
Guangzhou Sanyi Network
Schedule of Equity Method Investments [Line Items]
Balance	625,505	0
Balance	0	625,505
Fair value of 40% equity of Guangzhou Sanyi Network		569,956
Acquisition (investment cost)	0
Net realized gain (loss) on investments	(46,054)	55,549
Net change in unrealized appreciation (depreciation) on investments	0	0
Interest and dividend income paid	0	0
Effect of foreign currency translation adjustments	1,131
Consideration received for the sale of shares	(747,189)
Gain on disposal of joint ventures	166,607
Observable price changes under measurement alternative	0
hashbeaver
Schedule of Equity Method Investments [Line Items]
Balance	0	0
Balance	1,469,063	0
Fair value of 40% equity of Guangzhou Sanyi Network		0
Acquisition (investment cost)	1,470,000
Net realized gain (loss) on investments	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0
Interest and dividend income paid	0	$ 0
Effect of foreign currency translation adjustments	(937)
Consideration received for the sale of shares	0
Gain on disposal of joint ventures	0
Observable price changes under measurement alternative	$ 0